UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2009

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  August 17, 2009

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	55

Form 13F Information Table Value Total:	$4,570,630,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101   152026  2529555 SH       Sole                  2199305            330250
Alleghany Corp.                COM              017175100    71569   264092 SH       Sole                   219260             44832
Altera Corporation             COM              021441100   198115 12161779 SH       Sole                 10724439           1437340
American Express               COM              025816109    81340  3500004 SH       Sole                  3069102            430902
Apache Corp.                   COM              037411105    96818  1341894 SH       Sole                  1164011            177883
Ascent Media Corporation Cl A  COM              043632108     3890   146335 SH       Sole                   137162              9173
Athenahealth Inc               COM              04685w103      622    16800 SH       Sole                    16800
Berkley W R Corp.              COM              084423102    47007  2189405 SH       Sole                  1926605            262800
Berkshire Hathaway Class B     COM              084670207      762      263 SH       Sole                      263
Boeing                         COM              097023105      387     9100 SH       Sole                     9100
Borg Warner Inc                COM              099724106     1277    37400 SH       Sole                    37400
Chubb                          COM              171232101      239     6000 SH       Sole                     6000
Cimarex Energy Co.             COM              171798101    13012   459156 SH       Sole                   446567             12589
Coca Cola Corp.                COM              191216100   276924  5770452 SH       Sole                  5121142            649310
Comcast Corp. Cl A             COM              20030N101     2588   178952 SH       Sole                   178952
Comcast Corp. Special Cl A     COM              20030N200   212831 15094411 SH       Sole                 12958725           2135686
ConocoPhillips                 COM              20825c104     1164    27685 SH       Sole                    27685
Costco Wholesalers Corp.       COM              22160K105    85395  1865334 SH       Sole                  1657284            208050
DigitalGlobe Incorporated      COM              25389m877     7582   394900 SH       Sole                   185400            209500
Discovery Communications Cl A  COM              25470f104    30732  1365267 SH       Sole                  1221647            143620
Discovery Communications Cl C  COM              25470f302    39605  1929149 SH       Sole                  1766127            163022
Dish Network Corp              COM              25470m109      243    15000 SH       Sole                    15000
Dresser-Rand Group Inc.        COM              261608103    82890  3175879 SH       Sole                  2800979            374900
Ecolab Inc.                    COM              278865100   207604  5324534 SH       Sole                  4587334            737200
Fidelity National Information  COM              31620m106    32247  1615560 SH       Sole                  1366926            248634
General Electric Company       COM              369604103      218    18600 SH       Sole                    18600
L-3 Communications Holdings In COM              502424104   110616  1594349 SH       Sole                  1400434            193915
Liberty Global Inc. A          COM              530555101    30855  1941794 SH       Sole                  1657828            283966
Liberty Global Inc. Ser C      COM              530555309   158511 10025966 SH       Sole                  8790873           1235093
Liberty Media Corp Cap Ser A   COM              53071M302    15337  1131028 SH       Sole                  1064320             66708
Liberty Media Entertainment Cl COM              53071M500   168257  6301756 SH       Sole                  5527295            774461
Liberty Media Interactive A    COM              53071M104    26588  5306924 SH       Sole                  4566067            740857
Metavante Technologies Inc.    COM              591407101    11871   459060 SH       Sole                   430060             29000
Microsoft Corp.                COM              594918104   270536 11381395 SH       Sole                  9953995           1427400
Millipore Corp.                COM              601073109    94945  1352297 SH       Sole                  1288227             64070
National Instruments Corp.     COM              636518102    65190  2889615 SH       Sole                  2695977            193638
Nestle S A Rep RG SH ADR       COM              641069406    75438  2004950 SH       Sole                  1708979            295971
Newfield Exploration Co.       COM              651290108   125093  3828982 SH       Sole                  3368269            460713
News Corp Ltd Class A          COM              65248E104   145623 15984929 SH       Sole                 13643469           2341460
Noble Energy Inc.              COM              655044105   117583  1993938 SH       Sole                  1676547            317391
Peabody Energy Corp.           COM              704549104    70477  2336770 SH       Sole                  2108417            228353
Praxair, Inc.                  COM              74005P104   237743  3345201 SH       Sole                  2932443            412758
Progressive Corp.              COM              743315103    96919  6414261 SH       Sole                  5666011            748250
Rogers Communications Inc Cl B COM              775109200    27117  1053089 SH       Sole                   665239            387850
SLM Corp.                      COM              78442p106    26535  2583755 SH       Sole                  1990455            593300
Schlumberger Limited           COM              806857108      614    11341 SH       Sole                    11341
Scripps Networks Inter-Cl A    COM              811065101    15032   540147 SH       Sole                   525647             14500
Teva Pharmaceutical (ADR)      COM              881624209    80392  1629352 SH       Sole                  1305652            323700
Thermo Fisher Scientific       COM              883556102    97592  2393725 SH       Sole                  2096900            296825
UnitedHealth Group Inc.        COM              91324P102   192695  7713974 SH       Sole                  6657924           1056050
Wal-Mart Stores Inc.           COM              931142103   266569  5503077 SH       Sole                  4820872            682205
Waste Management Inc.          COM              94106L109   214126  7603906 SH       Sole                  6681550            922356
White Mountains Insurance Grou COM              g9618e107      219      955 SH       Sole                      955
Willis Group Holdings Ltd.     COM              g96655108   170737  6635734 SH       Sole                  5859884            775850
Yahoo, Inc.                    COM              984332106    10333   659857 SH       Sole                   371000            288857